CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash	$ 1,985,940	$ 3,161,617	$ 3,398,293
Accounts receivable, net	3,747,175	2,333,817	3,959,437
Prepaid expenses	353,843	225,439	179,700
Other current assets	30,000	30,520	4,954
Assets of discontinued operations	7,216	8,636	15,212
Total current assets	6,124,174	5,760,029	7,557,596
Property and equipment, net	415,236	512,960	747,937
Other assets			40,000
Total assets	6,539,410	6,272,989	8,345,533
CURRENT LIABILITIES:
Notes payable	4,330	39,194	27,474
Accounts payable	5,323,438	5,460,035	5,410,146
Accrued expenses	576,585	436,516	497,088
Current portion of capital lease obligations	145,371	188,025	227,880
Deferred revenue	3,220,412	2,285,140	2,680,361
Total current liabilities	9,270,136	8,408,910	8,842,949
LONG TERM LIABILITIES:
Deferred revenue	1,500,000	1,500,000	2,000,000
Capital lease obligations	119,546	153,139	149,892
Total long term liabilities	1,619,546	1,653,139	2,149,892
Total liabilities	10,889,682	10,062,049	10,992,841
COMMITMENTS AND CONTINGENCIES: (See Note 9)
SHAREHOLDERS' DEFICIT:
Preferred stock
Common stock ($.001 par value; 500,000,000 shares authorized, 41,543,655 shares issued and outstanding)	41,543	41,543	41,543
Additional paid-in capital	48,354,058	48,268,968	46,742,784
Accumulated deficit	(67,298,996)	(66,652,694)	(63,984,757)
Total shareholders' deficit	(4,350,272)	(3,789,060)	(2,647,308)
Total liabilities and shareholders' deficit	6,539,410	6,272,989	8,345,533
Series A Convertible Preferred Stock
SHAREHOLDERS' DEFICIT:
Preferred stock	2,864,104	2,864,104	2,864,104
Series B Convertible Preferred Stock
SHAREHOLDERS' DEFICIT:
Preferred stock	$ 11,689,019	$ 11,689,019	$ 11,689,018